Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Basis of presentation of the financial statements
1)	Basis of presentation of the financial statements

These financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).

The Company’s financial statements have been prepared on a cost basis, except for certain assets and liabilities such as: available-for-sale financial assets; contingent liabilities related to business combination and other financial assets and liabilities (including derivatives) which are presented at fair value through profit or loss.

The Company has elected to present the profit or loss items using the function of expense method.

The financial statements for the year ended December 31, 2016 were the Group’s first consolidated financial statements prepared in accordance with IFRS. The date of transition to IFRS was January 1, 2015. For all periods up to and including the year ended December 31, 2015, the Group prepared its financial statements in accordance with United States generally accepted accounting principles (“U.S. GAAP”). Accordingly, the Group’s first consolidated financial statements that comply with IFRS are applicable as of December 31, 2016, together with the comparative period data for the year ended December 31, 2015.

Use of estimates and judgments
2)	Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates. The most significant assumptions are employed in estimates used in determining values of goodwill and identifiable intangible assets and their subsequent impairment analysis, revenue recognition, tax assets and tax positions, legal contingencies, research and development capitalization, classification of leases, contingent consideration related to acquisitions, determining the fair value of non-controlling interests and redeemable non-controlling interests, pension and other post-employment benefits and share-based compensation costs.

In the process of applying the significant accounting policies, the Group has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

Consolidated financial statements:
3)	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

In a situation when the Company holds less than a majority of voting rights in a given entity, but it is sufficient to unilaterally direct the relevant activities of such entity, then the control is exercised. When assessing whether voting rights held by the Company are sufficient to give it power, the Company considers all facts and circumstances, including: the size of its holding of voting rights relative to the size and dispersion of other vote holders; potential voting rights held by the Company and other shareholders or parties; rights arising from other contractual arrangements; significant personal ties and any additional facts and circumstances that may indicate that the Company has, or does not have the ability to direct the relevant activities when decisions need to be made, inclusive of voting patterns observed at previous meetings of shareholders. Potential voting rights are considered when assessing whether an entity has control.

The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

Effective control:

The Company’s management assess whether it controls an investee in which it holds less than the majority of the voting power, among others, by reference to the size of its voting power relative to the size and dispersion of other holders voting power including voting patterns at previous shareholders’ meetings.

The Company’s Management has concluded that despite the lack of absolute majority of voting power at the general meetings of shareholders of Matrix, Sapiens and Magic, in accordance with IFRS 10, these investees are controlled by the Company. The conclusion regarding the existence of control during the years ended December 31, 2015 and 2016, with respect to Sapiens and Magic and during the year ended December 31, 2017, with respect to Matrix, Sapiens and Magic, in accordance with IFRS 10, was made in accordance with the following factors:

Sapiens:

i.	Governing bodies of Sapiens:

Decisions of Sapiens’ shareholders general meeting are taken by a simple majority of votes represented at the general meeting. The annual (ordinary) general meeting adopts resolutions to appoint individual directors, choose Sapiens’ independent auditors for the next year, as well as approve the company’s financial statements and the management’s report on operations.

In accordance with Sapiens’ articles of association, the board of directors of Sapiens is responsible for managing its current business operations and is authorized to take substantially all decisions which are not specifically reserved to Sapiens’ shareholders by its articles of association, including the decision to pay out dividends. Sapiens’ board of directors is composed of 7 members, 4 of whom are independent directors. For the last 7 years, the Company has consistently reappointed the same members of the board of directors. Likewise, the previous composition of the board of directors was re-elected during the general meeting that was held in November 2017, this is when the Company’s share interest in Sapiens was already below 50%.

ii.	Shareholders structure of Sapiens:

Sapiens’ shareholders structure is dispersed because, apart from the Company, just two financial institutions held more than 5% of the voting rights at the general meeting (each representing 5.0% and 5.1% of votes respectively). There is no evidence that any of the shareholders have or had granted to any other shareholder a voting proxy at the general meeting. Over the last five years from 2013 to 2017, the Sapiens’ general meetings were attended by shareholders representing in total between 70% and 79.3% of total voting power (including the Company’s share power and bearing in mind that the Company presently holds approximately 48.14% of total voting rights). This means that the level of activity of Sapiens’ other shareholders is relatively moderate or low. As of December 31, 2017, the attendance from shareholders would have to be higher than 96.3% in order to deprive the Company of an absolute majority of votes at the general meeting. In accordance with voting patterns at Sapiens’ shareholders’ meetings in recent years, it is the Company’s management belief that achieving such a high attendance seems unlikely.

Magic:

i.	Governing bodies of Magic:

Decisions of Magic’s shareholders general meeting are taken by a simple majority of votes represented at the general meeting. The annual (ordinary) general meeting adopts resolutions to appoint individual directors, choose Magic’s independent auditors for the next year, as well as to approve Magic’s financial statements and the management’s report on operations.

In accordance with the Magic’s articles of association, the board of directors of Magic is responsible for managing Magic’s current business operations and is authorized to take substantially all decisions which are not specifically reserved to Magic shareholders by its articles of association, including the decision to pay out dividends. Magic’s board of directors is composed of 5 members, 3 of whom are independent directors. In recent years, the Company has consistently reappointed the same members of the board of directors.

ii.	Shareholders structure of Magic:

Magic’s shareholders structure is dispersed because, apart from the Company, as of December 31, 2017 there were just three financial institutions holding more than 5% of Magic’s voting power (each representing 6.41%, 5.12% and 5.0% of votes respectively). There is no evidence that any of the shareholders have or had granted to any other shareholder a voting proxy at the general meeting. Over the last five years from 2013 to 2017, Magic’s general meetings were attended by shareholders representing not more than 77% of total voting rights (including the Company’s share power and bearing in mind that the Company presently holds approximately 47.12% of total voting power). This means that the level of activity of Magic’s other shareholders is relatively moderate or low. As of December 31, 2017, the attendance from shareholders would have to be higher than 94.3% in order to deprive the Company of an absolute majority of votes at the general meeting. In accordance with voting patterns at Magic’s shareholders’ meetings in recent years, it is the Company’s management belief that achieving such a high attendance seems unlikely.

Matrix:

i.	Governing bodies of Matrix:

Decisions of Matrix’s shareholders general meeting are taken by a simple majority of votes represented at the general meeting. The annual (ordinary) general meeting adopts resolutions to appoint individual directors, choose Matrix’s independent auditors for the next year, as well as approve the company’s financial statements and the management’s report on operations.

In accordance with Matrix’s articles of association, the board of directors of Matrix is responsible for managing its current business operations and is authorized to take substantially all decisions which are not specifically reserved to Matrix’s shareholders by its articles of association, including the decision to pay out dividends. Matrix’s board of directors is composed of 6 members, 4 of whom are independent directors. For the last 3 years (i.e., 2014-2017), the Company has consistently reappointed the same members of the board of directors. Likewise, the previous composition of the board of directors was re-elected during the general meeting that was held in December 2017, this is when the Company’s share interest in Matrix was already below 50%.

ii.	Shareholders structure of Matrix:

Matrix’s shareholders structure is dispersed because, apart from the Company, as of December 31, 2017 there was just one financial institution holding more than 5% of Matrix’s voting power (9.92% of votes). There is no evidence that any of the shareholders have or had granted to any other shareholder a voting proxy at the general meeting. Over the last three years from 2014 to 2017, Matrix’s general meetings were attended by shareholders representing not more than 82% of total voting rights (including the Company’s share power and bearing in mind that the Company presently holds approximately 49.50% of total voting power). This means that the level of activity of Matrix’s other shareholders is relatively moderate or low. As of December 31, 2017, the attendance from shareholders would have to be higher than 99.0% in order to deprive the Company of an absolute majority of votes at the general meeting. In accordance with voting patterns at Matrix’s shareholders’ meetings in recent years, it is the Company’s management belief that achieving such a high attendance seems unlikely.

The financial statements of the Company and of the subsidiaries, after being adjusted to comply with IFRS, are prepared for the same reporting period and using consistent accounting treatment of similar transactions and economic activities. Any discrepancies in the applied accounting policies are eliminated by making appropriate adjustments. Significant intragroup balances and transactions and gains or losses resulting from intragroup transactions are eliminated in full in the consolidated financial statements.

Non-controlling interests in subsidiaries represent the equity in subsidiaries not attributable, directly or indirectly, to a parent. Non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Profit or loss and components of other comprehensive income are attributed to the Company and to non-controlling interests. Losses are attributed to non-controlling interests even if they result in a negative balance of non-controlling interests in the consolidated statement of financial position.

The disposal of a subsidiary that does not result in a loss of control is recognized as a change in equity. In such events, in order to reflect changes in the ownership of a respective subsidiary, the Group shall adjust the carrying value of controlling interests and non-controlling interests. Any differences between the change in non-controlling interests and the fair value of consideration paid or received are recognized directly in equity and attributed to the owners of the Company.

Business combinations and goodwill
4)	Business combinations and goodwill:

Business combinations are accounted for by applying the acquisition method. The cost of the acquisition is measured at the fair value of the consideration transferred on the acquisition date with the addition of non-controlling interests in the acquiree. In each business combination, the Company determines whether to measure the non-controlling interests in the acquiree based on their fair value on the acquisition date or at their proportionate share in the fair value of the acquiree’s net identifiable assets.

Direct acquisition costs are carried to the statement of profit or loss as incurred.

In a business combination achieved in stages, equity interests in the acquiree that had been held by the acquirer prior to obtaining control are measured at the acquisition date fair value while recognizing a gain or loss resulting from the revaluation of the prior investment on the date of achieving control.

Contingent consideration is recognized at fair value on the acquisition date and classified as a financial asset or liability in accordance with IAS 39, “Financial Instruments: Recognition and Measurement”. Subsequent changes in the fair value of the contingent consideration are recognized in profit or loss. If the contingent consideration is classified as an equity instrument, it is measured at fair value on the acquisition date without subsequent remeasurement.

Goodwill is initially measured at cost which represents the excess of the acquisition consideration and the amount of non-controlling interests over the net identifiable assets acquired and liabilities assumed. If the resulting amount is negative, the acquirer recognizes the resulting gain on the acquisition date without subsequent measurement.

Investment in joint arrangements
5)	Investment in joint arrangements:

Joint arrangements are arrangements in which the Company has joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

i.	Joint ventures:

In joint ventures the parties that have joint control of the arrangement have rights to the net assets of the arrangement. A joint venture is accounted for at using the equity method.

ii.	Joint operations:

In joint operations the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities relating to the arrangement. The Company recognizes in relation to its interest its share of the assets, liabilities, revenues and expenses of the joint operation.

Investments in associates
6)	Investments in associates:

Associates are companies in which the Group has significant influence over the financial and operating policies without having control. The investment in an associate is accounted for using the equity method.

Investments accounted for using the equity method
7)	Investments accounted for using the equity method:

The Group’s investments in associates and joint ventures are accounted for using the equity method. Under the equity method, the investment in the associate or in the joint venture is presented at cost with the addition of post-acquisition changes in the Group’s share of net assets, including other comprehensive income of the associate or the joint venture. Gains and losses resulting from transactions between the Group and the associate or the joint venture are eliminated to the extent of the interest in the associate or in the joint venture.

Goodwill relating to the acquisition of an associate or a joint venture is presented as part of the investment in the associate or the joint venture, measured at cost and not systematically amortized. Goodwill is evaluated for impairment as part of the investment in the associate or in the joint venture as a whole.

The financial statements of the Company and of the associate or joint venture are prepared as of the same dates and periods. The accounting policies applied in the financial statements of the associate or the joint venture are uniform and consistent with the policies applied in the financial statements of the Group.

Upon the acquisition of an associate or a joint venture achieved in stages when the former investment in the acquiree was accounted for pursuant to the provisions of IAS 39, the Group adopts the principles of IFRS 3 regarding business combinations achieved in stages. Consequently, equity interests in the acquiree that had been held by the Group prior to achieving significant influence or joint control are measured at fair value on the acquisition date and are included in the acquisition consideration while recognizing a gain or loss resulting from the fair value measurement.

Functional currency, presentation currency and foreign currency
8)	Functional currency, presentation currency and foreign currency:

i.	Functional currency and presentation currency:

The presentation currency of the financial statements is the U.S dollars (the “dollar”). The Group determines the functional currency of each investee, including companies accounted for at equity. The currency of the primary economic environment in which the operations of Formula and certain of its investees are conducted is the dollar, thus, the dollar is the functional and reporting currency of Formula and certain of its investees.

Assets, including fair value adjustments upon acquisition, and liabilities of an investee which is a foreign operation, are translated at the closing rate at each reporting date. Profit or loss items are translated at average exchange rates for all periods presented. The resulting translation differences are recognized in other comprehensive income (loss).

Intragroup loans for which settlement is neither planned nor likely to occur in the foreseeable future are, in substance, a part of the investment in the foreign operation and, accordingly, the exchange rate differences from these loans (net of the tax effect) are recorded in other comprehensive income (loss).

Upon the full or partial disposal of a foreign operation resulting in loss of control in the foreign operation, the cumulative gain (loss) from the foreign operation which had been recognized in other comprehensive income is transferred to profit or loss. Upon the partial disposal of a foreign operation which results in the retention of control in the subsidiary, the relative portion of the amount recognized in other comprehensive income is reattributed to non-controlling interests.

ii.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Exchange rate differences, other than those capitalized to qualifying assets or accounted for as hedging transactions in equity, are recognized in profit or loss. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined.

Cash equivalents
9)	Cash equivalents:

Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of investment or with a maturity of more than three months, but which are redeemable on demand without penalty and which form part of the Group’s cash management. Cash and cash equivalent includes amounts held primarily in New-Israeli Shekel, dollars, Euro, Japanese Yen, Indian Rupee and British Pound.

Short-term and restricted deposits
10)	Short-term and restricted deposits:

Short-term bank deposits are deposits with an original maturity of more than three months from the date of investment and which do not meet the definition of cash equivalents. The deposits are presented according to their terms of deposit. Restricted deposits include deposits used to secure certain subsidiaries’ ongoing projects and credit lines from banks as well as, security deposits with respect to leases, and are classified under other receivables.

Allowance for doubtful accounts
11)	Allowance for doubtful accounts:

The allowance for doubtful accounts is determined in respect of specific trade receivables whose collection, in the opinion of the Group’s management, is doubtful. The Group did not recognize an allowance in respect of groups of trade receivables that are collectively assessed for impairment due to immateriality. Impaired receivables are derecognized when they are assessed as uncollectible.

The bad debt expense net for the years ended December 31, 2015, 2016 and 2017 was $747, $652 and $1,373 respectively.

Inventories
12)	Inventories:

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and estimated costs necessary to make the sale. Inventories are mainly comprised of purchased merchandise and products which consist of educational software kits, computers, peripheral equipment and spare parts. Cost is determined on the “first in - first out” basis.

The Group periodically evaluates the condition and aging of its inventories and makes provisions for impairment of slow moving inventories accordingly. No such impairments have been recognized in any period presented.

Revenue recognition
13)	Revenue recognition:

The Group derives its revenues primarily from the sale of information technology (or “IT”) services which also include sale of: non-proprietary software products, including maintenance, integration and infrastructure, outsourcing, training and deployment. In addition, the Group generates revenues from licensing the rights to use its proprietary software, provision of related IT professional services (which may or may not be considered essential to the functionality of the software license), related maintenance and technical support, as well as implementation and post-implementation consulting services.

Revenues are recognized in profit or loss when the revenues can be measured reliably, it is probable that the economic benefits associated with the transaction will flow to the Group and the costs incurred or to be incurred in respect of the transaction can be measured reliably. When the Group acts as a principal and is exposed to the risks associated with the transaction, revenues are presented on a gross basis. When the Group acts as an agent and is not exposed to the risks and rewards associated with the transaction, revenues are presented on a net basis. Revenues are measured at the fair value of the consideration less any trade discounts, volume rebates and returns.

The Group generally considers all arrangements with payment terms extending beyond a minimum of six or a maximum of twelve months from the delivery of the elements not to be fixed or determinable. If the fee is not fixed or determinable, revenue is recognized as payments become due from the customer, provided that all other revenue recognition criteria have been met.

The Group generally does not grant a right of return to its customers. When a right of return exists, revenue is deferred until the right of return expires, at which time revenue is recognized, provided that all other revenue recognition criteria are met. Deferred revenue includes unearned amounts received under maintenance and support contracts and amounts received from customers but not yet recognized as revenues.

The Group perform ongoing credit evaluations on its customers. Under certain circumstances, the Group may require prepayment. An allowance for doubtful accounts is determined with respect to those amounts that we determine to be doubtful of collection. Provisions for doubtful accounts were recorded in general and administrative expenses.

Following are the specific revenue recognition criteria which must be met before revenue is recognized by the Company and its subsidiaries:

i.	Revenues from software solutions and services:

a)	Revenues from contracts based on actual inputs. Revenues from master agreements based on actual inputs are recognized based on actual labor hours.

b)	Outsourcing - these agreements are similar in nature to agreements that are based on actual labor hours. The Group allocates employees to projects that are generally managed by the customers at their charge based on the pricing of labor hours. Revenues are recognized based on actual labor hours.

Certain of the software license sales, mainly those consummated as part of an overall solution offered to a customer, may also include significant implementation and customization services with respect to such sales which are deemed essential to the functionality of the license. In addition, the Group also provides consulting services that are not deemed essential to the functionality of the license, as well as outsourcing IT services.

With respect to revenues that involve significant implementation and customization services to customer specific requirements and which are considered essential to the functionality of the product offered (for example when the Group sells software licenses as part of an overall solution offered to a customer that combines the sale of software licenses which includes significant implementation that is considered essential to the functionality of the license) whether generated by fixed-price or time-and-materials contracts the Company accounts for revenues for the services together with the software under contract, using the percentage-of-completion method. The percentage-of-completion method is used when the required services are quantifiable, based on the estimated number of labor hours necessary to complete the project, and under that method revenues are recognized using labor hours incurred as the measure of progress towards completion. This type of revenues is included in the Company’s Proprietary software products and related services and software services revenue streams.

The use of the percentage-of-completion method for revenue recognition requires the use of various estimates, including among others, the extent of progress towards completion, contract completion costs and contract revenue. Profit to be recognized is dependent upon the accuracy of estimated progress, achievement of milestones and other incentives and other cost estimates.

Such estimates are dependent upon various judgments we make with respect to those factors, and some are difficult to accurately determine until the project is significantly underway. Progress is evaluated each reporting period. The Group recognizes adjustments to profitability on contracts utilizing the percentage-of-completion method on a cumulative basis, when such adjustments are identified. The Group has a history of making reasonably dependable estimates of the extent of progress towards completion, contract revenue and contract completion costs on our long-term contracts. However, due to uncertainties inherent in the estimation process, it is possible that actual completion costs may vary from estimates.

If our actual results turn out to be materially different than the Group’s estimates, or if the Group does not manage the project properly within the projected periods of time or satisfy its obligations under the contract, project margins may be significantly and negatively affected, which may result in losses on existing contracts.

Estimates of total project requirements are based on prior experience of customization, delivery and acceptance of the same or similar technology, and are reviewed and updated regularly by management. After delivery, if uncertainty exists about customer acceptance of the software, license revenue is not recognized until acceptance. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract.

ii.	Revenues from sales, distribution and support of software products:

The Group recognizes revenues from the sale of software (i) only after the significant risks and rewards of ownership of the software have been transferred to the buyer for which a necessary condition is delivery of the software, either physically or electronically, or providing the right to use or permission to make copies of the software, (ii) the Group does not retain any continuing management involvement that is associated with ownership and does not retain the effective control of the sold software, (iii) the amount of revenues can be measured reliably, (iv) it is probable that the economic benefits associated with the transaction will flow in to us and (v) the costs incurred or to be incurred in respect of the transaction can be measured reliably

The Group reports income on a gross basis since it acts as a principal and bears the risks and rewards derived from the transaction. The Group recognizes revenues from providing software related services.

Revenue from third-party sales is recorded at a gross or net amount according to certain indicators. The application of these indicators for gross and net reporting of revenue depends on the relative facts and circumstances of each sale and requires significant judgment.

Revenues from sale agreements that do not provide a general right of return and consist of multiple elements such as hardware, service and support agreements are split into different accounting units which are separately recognized. An element only represents a separate accounting unit if and only if it has standalone value for the customer. Moreover, there should be reliable and objective evidence of the fair value of all the elements in the agreement or of the fair value of undelivered elements. Revenues from the various accounting units are recognized when the revenue recognition criteria are met with respect to all the elements of the accounting unit based on their specific type and only up to the amount of the consideration that is not contingent on completion or performance of the other elements in the contract.

Maintenance and support includes annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee. The right for unspecified upgrades for new versions and enhancements on a when-and-if-available basis does not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered. Revenues from maintenance services are recognized on a straight-line basis at the relative portion of the maintenance contract that is determined for each reporting year. Revenues that have been received before the respective service has been provided are carried to deferred income. Maintenance and support revenue included in multiple element arrangements is deferred and recognized on a straight-line basis over the term of the maintenance and support agreement.

iii.	Revenues from training and implementation services:

Revenues from trainings and implementations are recognized when providing the service. Revenues from training services in respect of courses conducted over a period of up to 3 months will be recognize over the period of the course. Revenues from training services in respect of courses ordered in advance and long-term or short term (for a period of up to a year) retraining courses months will be recognized over the period of the course. Revenues from projects which usually ordered by organizations, will be recognize under the actual inputs recognize using the basis hours actual invested in the project.

iv.	Revenues from hardware products and infrastructure solutions:

Revenues from hardware products and infrastructure solutions are recognized after all the significant risks and rewards of ownership of the products have been transferred to the buyer. The Group does not retain any continuing management involvement that is associated with ownership and does not retain the effective control of the sold products, the amount of revenues can be measured reliably, it is probable that the economic benefits associated with the transaction will flow to the Group and the costs incurred or to be incurred in respect of the transaction can be measured reliably.

Government grants
14)	Government grants:

Government grants are recognized when there is reasonable assurance that the grants will be received and the Group will comply with the attached conditions. Government grants received from the Office of the Chief Scientist in Israel (“OCI”) are recognized upon receipt as a liability if future economic benefits are expected from the research project that will result in royalty-bearing sales. A liability for the loan is first measured at fair value using a discount rate that reflects a market rate of interest. The difference between the amount of the grant received and the fair value of the liability is accounted for as a Government grant and recognized as a reduction of research and development expenses. After initial recognition, the liability is measured at amortized cost using the effective interest method.

Royalty payments are treated as a reduction of the liability. If no economic benefits are expected from the research activity, the grant receipts are recognized as a reduction of the related research and development expenses. In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37.

In each reporting date, the Group evaluates whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid (since the Group will not be required to pay royalties) based on the best estimate of future sales and using the original effective interest method, and if so, the appropriate amount of the liability is derecognized against a corresponding reduction in research and development expenses. Amounts paid as royalties are recognized as settlement of the liability.

Debentures
15)	Debentures:

The Group accounts for outstanding principal amount of debentures as long-term liability, in accordance with IAS 39, with current maturities classified as short-term liabilities. The Group identifies and separates equity components contains in convertible debentures by first determining the liability component, in accordance with IAS 32, based on the fair value of an equivalent non-convertible liability. The conversion component valued is being determined to be the residual amount. Debt issuance costs are capitalized and reported as deferred financing costs, which are amortized over the life of the debentures using the effective interest rate method.

Taxes on income
16)	Taxes on income:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

●	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

●	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes. Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Taxes that would apply in the event of the disposal of investments in investees have not been taken into account in computing deferred taxes, as long as the disposal of the investments in investees is not probable in the foreseeable future. Also, deferred taxes that would apply in the event of distribution of earnings by investees as dividends have not been taken into account in computing deferred taxes, since the distribution of dividends does not involve an additional tax liability or since it is the Company's policy not to initiate distribution of dividends from a subsidiary that would trigger an additional tax liability.

Taxes on income that relate to distributions of an equity instrument and to transaction costs of an equity transaction are accounted for pursuant to IAS 12.

Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

Leases
17)	Leases:

The criteria for classifying leases as finance or operating leases depend on the substance of the agreements and are made at the inception of the lease in accordance with the following principles as set out in IAS 17.

The Group as lessee:

i.	Financial leases:

A lease that transfers substantially all the risks and rewards incidental to ownership of the leased asset to the Group is classified as a finance lease. At the commencement of the lease term, the leased asset is measured at the lower of the fair value of the leased asset or the present value of the minimum lease payments. The leased asset is depreciated over the shorter of its useful life and the lease term.

ii.	Operating leases:

Leases in which substantially all the risks and rewards of ownership of the leased asset are not transferred to the Group are classified as operating leases. Lease payments are recognized as an expense in profit or loss on a straight-line basis over the lease term.

Property, plant and equipment, net
18)	Property, plant and equipment, net

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that are used in connection with plant and equipment. The cost of an item of property, plant and equipment comprises the initial estimate of the costs of dismantling and removing the item and restoring the site on which the item is located.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Computers, software and peripheral equipment	7-33 (mainly 33%)
Office furniture and equipment	6-33
Motor vehicles	15
Buildings	2-4

Leasehold improvements are amortized using the straight-line method over the term of the lease (including option terms that are deemed to be reasonably assured) or the estimated useful life of the improvements, whichever is shorter.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end (at the end of the year) and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized. For impairment testing of property, plant and equipment, see Note 2(21) below.

Research and development costs
19)	Research and development costs:

Research expenditures incurred in the process of software development are recognized in profit or loss when incurred. An intangible asset arising from a software development project or from the development phase of an internal project is recognized if the Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Group’s intention to complete the intangible asset and use or sell it; the ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the ability to measure reliably the respective expenditure asset during its development. The Group establishes technological feasibility upon completion of a detailed program design or working model.

Research and development costs incurred between completion of the detailed program design and the point at which the product is ready for general release, have been capitalized.

Capitalized software costs are measured at cost less any accumulated amortization and any accumulated impairment losses on a product by product basis. Amortization of capitalized software costs begin when development is complete and the product is available for use. The Group considers a product to be available for use when the Group completes its internal validation of the product that is necessary to establish that the product meets its design specifications including functions, features, and technical performance requirements. Internal validation includes the completion of coding, documentation and testing that ensure bugs are reduced to a minimum. The internal validation of the product takes place a few weeks before the product is made available to the market. In certain instances, The Group enters into a short pre-release stage, during which the product is made available to a selected number of customers as a beta program for their own review and familiarization. Subsequently, the release is made generally available to customers. Once a product is considered available for use, the capitalization of costs ceases and amortization of such costs to “cost of sales” begins.

Capitalized software costs are amortized on a product by product basis by the straight-line method over the estimated useful life of the software product (between 5-7 years, due to their high rates of acceptance, the continued reliance on these products by existing customers, and the demand for such products from prospective customers, all of which validate the Group’s expectations) which provides greater amortization expense compared to the revenue-curve method.

Research and development costs incurred in the process of developing product enhancements are generally charged to expenses as incurred.

The Group assesses the recoverability of its Capitalized software costs on a regular basis by assessing the net realizable value of these intangible assets based on the estimated future gross revenues from each product reduced by the estimated future costs of completing and disposing of it, including the estimated costs of performing maintenance and customer support over its remaining economical useful life using internally generated projections of future revenues generated by the products, cost of completion of products and cost of delivery to customers over its remaining economical useful life. During the years ended December 31, 2015, 2016 and 2017, no such unrecoverable amounts were identified.

Other intangible assets
20)	Other intangible assets:

Separately acquired intangible assets are measured on initial recognition at cost including directly attributable costs. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Expenditures relating to internally generated intangible assets, excluding capitalized development costs, are recognized in profit or loss when incurred.

According to management’s assessment, intangible assets with a finite useful life are amortized over their useful life and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year end

Other intangible assets are comprised mainly of customer-related intangible assets, backlogs, brand names, capitalized courses development costs, non-compete agreements and acquired technology and Patent, and are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. The useful life of intangible assets is as follows:

Years
Customer relationship and acquired technology	3-15
Brand names	5
Backlog, non-compete agreements and other intangibles	1-10
Patent	10

Gains or losses arising from the derecognition of an intangible asset are determined as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the statement of profit or loss.

Intangible assets with indefinite useful lives are not systematically amortized and are tested for impairment annually or whenever there is an indication that the intangible asset may be impaired.

The useful life of these assets is reviewed annually to determine whether their indefinite life assessment continues to be supportable. If the events and circumstances do not continue to support the assessment, the change in the useful life assessment from indefinite to finite is accounted for prospectively as a change in accounting estimate and on that date the asset is tested for impairment. Commencing from that date, the asset is amortized systematically over its useful life.

The Group assesses the recoverability of its intangible assets on a regular basis by determining whether the amortization of the asset over its remaining useful life can be recovered through undiscounted future operating cash flows from the specific software product sold. During the years ended December 31, 2015, 2016 and 2017, no unrecoverable amounts were identified.

Impairment of non-financial assets
21)	Impairment of non-financial assets:

The Group evaluates the need to record an impairment of non-financial assets (property, plant and equipment, capitalized software costs and other intangible assets, goodwill, investments in joint venture) whenever events or changes in circumstances indicate that the carrying amount is not recoverable.

If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

The following criteria are applied in assessing impairment of these specific assets:

i.	Goodwill in respect of subsidiaries:

For the purpose of impairment testing, goodwill acquired in a business combination is allocated, at the acquisition date, to each of our cash-generating units that are expected to benefit from the synergies of the combination.

The Group reviews goodwill for impairment once a year, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment.

Goodwill is tested for impairment by assessing the recoverable amount of the cash-generating unit (or group of cash-generating units) to which the goodwill has been allocated. An impairment loss is recognized if the recoverable amount of the cash-generating unit (or group of cash-generating units) to which goodwill has been allocated is less than the carrying amount of the cash-generating unit (or group of cash-generating units). Any impairment loss is allocated first to goodwill. Impairment losses recognized for goodwill cannot be reversed in subsequent periods.

ii.	Investment in associate or joint venture using the equity method:

After application of the equity method, the Group determines whether it is necessary to recognize any additional impairment loss with respect to the investment in associates or joint ventures. The Group determines at each reporting date whether there is objective evidence that the carrying amount of the investment in the associate or the joint venture is impaired. The test of impairment is carried out with reference to the entire investment, including the goodwill attributed to the associate or the joint venture.

During the years ended December 31, 2015, 2016 and 2017, no impairment indicators were identified.

Financial instruments
22)	Financial instruments:

A.	Financial assets:

Financial assets within the scope of IAS 39 are initially recognized at fair value plus directly attributable transaction costs, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss. After initial recognition, the accounting treatment of financial assets is based on their classification as follows:

i.	Financial assets at fair value through profit or loss:

This category includes financial assets held for trading and a dividend preference derivative in TSG (See Note 8):

ii.	Loans and receivables:

Loans and receivables are investments with fixed or determinable payments that are not quoted in an active market. After initial recognition, loans are measured based on their terms at amortized cost plus directly attributable transaction costs using the effective interest method and less any impairment losses. Short-term borrowings are measured based on their terms, normally at face value.

iii.	Available-for-sale financial assets:

Available-for-sale financial assets are (non-derivative) financial assets that are designated as available for sale or are not classified in any of the three preceding categories. After initial recognition, available-for-sale financial assets are measured at fair value. Gains or losses from fair value adjustments, except for interest, exchange rate differences that relate to debt instruments and dividends from an equity instrument, are recognized in other comprehensive income. When the investment is disposed of or in case of impairment, the other comprehensive income (loss) is transferred to profit or loss.

B.	Financial liabilities:

Financial liabilities are initially recognized at fair value. Loans and other liabilities measured at amortized cost are presented less direct transaction costs. After initial recognition, the accounting treatment of financial liabilities is based on their classification as follows:

i.	Financial liabilities at amortized cost:

After initial recognition, loans and other liabilities are measured based on their terms at amortized cost less directly attributable transaction costs using the effective interest method.

ii.	Financial liabilities at fair value through profit or loss:

Financial liabilities at fair value through profit or loss include financial liabilities classified as held for. Derivatives, including separated embedded derivatives, are classified as held for trading unless they are designated as effective hedging instruments.

C.	Offsetting financial instruments:

Financial assets and financial liabilities are offset and the net amount is presented in the statement of financial position if there is a legally enforceable right to set off the recognized amounts and there is an intention either to settle on a net basis or to realize the asset and settle the liability simultaneously.

The right of set-off must be legally enforceable not only during the ordinary course of business of the parties to the contract but also in the event of bankruptcy or insolvency of one of the parties. In order for the right of set-off to be currently available, it must not be contingent on a future event, there may not be periods during which the right is not available, or there may not be any events that will cause the right to expire.

D.	Compound financial instruments:

i.	Convertible debentures which contain both an equity component and a liability component are separated into two components. This separation is performed by first determining the liability component based on the fair value of an equivalent non-convertible liability. The value of the conversion component is determined to be the residual amount. Directly attributable transaction costs are apportioned between the equity component and the liability component based on the allocation of proceeds to the equity and liability components.

ii.	Convertible debentures that are denominated in foreign currency contain two components: the conversion component and the debt component. The liability conversion component is initially recognized as a financial derivative at fair value. The balance is attributed to the debt component. Directly attributable transaction costs are allocated between the liability conversion component and the liability debt component based on the allocation of the proceeds to each component.

E.	Embedded derivatives:

The Group assesses the existence of an embedded derivative and whether it is required to be separated from a host contract when the Group first becomes party to the contract. Reassessment of the need to separate an embedded derivative only occurs if there is a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required.

F.	Issue of a unit of securities:

The issue of a unit of securities involves the allocation of the proceeds received (before issue expenses) to the securities issued in the unit based on the following order: financial derivatives and other financial instruments measured at fair value in each period. Then fair value is determined for financial liabilities that are measured at amortized cost. The proceeds allocated to equity instruments are determined to be the residual amount. Issue costs are allocated to each component pro rata to the amounts determined for each component in the unit.

G.	Put option granted to non-controlling interests:

When the Group grants non-controlling interests a put option to sell part or all of their interests in a subsidiary during a certain period, on the date of grant, the non-controlling interests are classified as a financial liability under redeemable non-controlling interests.

The Group remeasures the financial liability at the end of each reporting period based on the estimated present value of the consideration to be transferred upon the exercise of the put option. If the Group has present ownership of the non-controlling interests, these non-controlling interests are accounted for as if they are held by the Group and changes in the amount of the liability are carried to profit or loss. If the Group does not have present ownership, the interests are accounted for using the partial recognition method. Accordingly, a portion of net profit attributable to non-controlling interests is still allocated to profit or loss but at the end of the reporting period the non-controlling interests are reclassified as a financial liability. The difference between non-controlling interests at the end of the reporting period and the present value of the liability is recognized directly in equity of the Group, under “Adjustment to redeemable non-controlling interests”. If the option is exercised in subsequent periods, the consideration paid upon exercise is treated as settlement of the liability. If the option expires, the liability is settled and it is a portion of the investment in the subsidiary disposed of, without loss of control therein.

The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2016	$18,751
Net income attributable to redeemable non-controlling interests	2,124
Share-based compensation attributable to redeemable non-controlling interests	215
Adjustments in redeemable non-controlling interests to fair value	715
Increase in redeemable non-controlling interest as part of acquisitions	(*)26,029
Increase in redeemable non-controlling interest due to change in ownership in subsidiaries	292
Dividend in redeemable non-controlling interests	(1,537)
Foreign currency translation adjustments	(105)

December 31, 2016	$46,484

*)	Adjustment to comparative data (See Note 4(iv)(f)).

January 1, 2017	$46,484
Net income attributable to redeemable non-controlling interests	3,671
Share-based compensation attributable to redeemable non-controlling interests	52
Change in redeemable non-controlling interests to fair value	4,872
Redeemable non-controlling interests reclassification to non-controlling interests	(2,440)
Dividend in redeemable non-controlling interests	(3,928)
Foreign currency translation adjustments	4,165

December 31, 2017	$52,876

H.	Derecognition of financial instruments:

i.	Financial assets:

A financial asset is derecognized when the contractual rights to the cash flows from the financial asset expire or the Group has transferred its contractual rights to receive cash flows from the financial asset or assumes an obligation to pay the cash flows in full without material delay to a third party, and in addition it has transferred substantially all the risks and rewards of the asset, or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

A transaction involving factoring of accounts receivable and credit card vouchers is derecognized when the abovementioned conditions are met.

If the Group transfers its rights to receive cash flows from an asset and neither transfer nor retains substantially all the risks and rewards of the asset nor transfers control of the asset, a new asset is recognized to the extent of the Group’s continuing involvement in the asset. When continuing involvement takes the form of guaranteeing the transferred asset, the extent of the continuing involvement is the lower of the original carrying amount of the asset and the maximum amount of consideration received that the Company could be required to repay. As of December 31, 2017, the Group has no open factoring transactions.

ii.	Financial liabilities:

A financial liability is derecognized when it is extinguished, that is when the obligation is discharged or cancelled or expires. A financial liability is extinguished when the debtor (the Group) discharges the liability by paying in cash, other financial assets, goods or services or is legally released from the liability.

I.	Impairment of financial assets:

The Group assesses at the end of each reporting period whether there is any objective evidence of impairment of a financial asset or group of financial assets as follows:

i.	Financial assets carried at amortized cost:

Objective evidence of impairment exists when one or more events that have occurred after initial recognition of the asset have a negative impact on the estimated future cash flows. The amount of the loss recorded in profit or loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not yet been incurred) discounted at the financial asset’s original effective interest rate. If the financial asset has a variable interest rate, the discount rate is the current effective interest rate. In a subsequent period, the amount of the impairment loss is reversed if the recovery of the asset can be related objectively to an event occurring after the impairment was recognized. The amount of the reversal, up to the amount of any previous impairment, is recorded in profit or loss.

ii.	Available-for-sale financial assets:

For equity instruments classified as available-for-sale financial assets, evidence of impairment includes a significant or prolonged decline in the fair value of the asset below its cost and evaluation of changes in the technological, economic or legal environment or in the market in which the issuer of the instrument operates. The determination of a significant or prolonged impairment depends on the circumstances at each reporting date. In making such a determination, historical volatility in fair value is considered, as well as a decline in fair value of 20% or more, or a decline in fair value whose duration is six months or more. Where there is evidence of impairment, the cumulative loss recorded in other comprehensive income is reclassified to profit or loss. In subsequent periods, any reversal of the impairment loss is recognized in other comprehensive income.

During 2015, 2016 and 2017 the Company did not recognize an impairment charge over its investments in available-for-sale marketable securities.

Fair value measurement
23)	Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, foreign currency forward contracts and contingent consideration of acquisitions (see Note 7).

Treasury shares:
24)	Treasury shares:

Company shares held by the Company and/or subsidiaries are recognized at cost of purchase and presented as a deduction from equity. Any gain or loss arising from a purchase, sale, issue or cancellation of treasury shares is recognized directly in equity.

Provisions
25)	Provisions

A provision in accordance with IAS 37 is recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect is material, provisions are measured according to the estimated future cash flows discounted using a pre-tax interest rate that reflects the market assessments of the time value of money and, where appropriate, those risks specific to the liability. When the Group expects part or all of the expense to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense is recognized in the statement of profit or loss net of any reimbursement.

Following are the types of provisions included in the financial statements:

i.	Legal claims

A provision for claims is recognized when the Group has a present legal or constructive obligation as a result of a past event, it is more likely than not that an outflow of resources embodying economic benefits will be required by the Group to settle the obligation and a reliable estimate can be made of the amount of the obligation.

ii.	Contingent liability recognized in a business combination

A contingent liability in a business combination is measured at fair value upon initial recognition. In subsequent periods, it is measured at the higher of the amount initially recognized less, when appropriate, cumulative amortization, and the amount that would be recognized at the end of the reporting period in accordance with IAS 37.

Combination of businesses under common control
26)	Combination of businesses under common control

A business combination involving business entities under common control is a business combination whereby all of the combining business entities are ultimately controlled by the same party or parties, both before and after the business combination, and that control is not transitory. This refers in particular to transactions such as a transfer of companies or ventures between individual companies within a capital group, or a merger of a parent company with its subsidiary.

The effects of combinations of businesses under common control are accounted for by the Group by the pooling of interests method, assuming that: assets and liabilities of the combining business entities are measured at their carrying values as disclosed in the Group’s consolidated financial statements; merger-related transaction costs are expensed in the income statement (financial expenses); mutual balances of accounts receivable/payable are eliminated; any difference between the purchase price paid/transferred and the value of net assets acquired (at their carrying values disclosed in the consolidated financial statements) shall be recognized in equity of the acquirer (such amounts recognized in equity are not included in reserve capital, and therefore they are not distributable).

On August 18, 2015 (the “Acquisition Date”), Sapiens consummated the acquisition from Asseco of all issued and outstanding shares of Insseco Sp. Z O.O. (“Insseco”). Asseco is the ultimate parent company of Sapiens, through Asseco’s holdings in Formula, which is the direct parent company of Sapiens. Insseco is a newly established company into which Asseco had transferred all of its Polish insurance employees, certain fixed assets, certain customer contracts and certain software, including intellectual property rights. Insseco has an established presence in the Polish insurance market, and services major insurance customers in Poland, including top tier insurance carriers

The acquisition of Insseco from Asseco, is a transaction between entities under common control, and therefore accounted for under the pooling of interest method. As the common control commenced on December 23, 2014, the balance sheets as of December 31, 2014 of Sapiens and, as such, of Formula were adjusted to reflect the carrying amounts combination between Sapiens and Insseco. The results of Sapiens and of Formula for the twelve-month period ended December 31, 2015 were also adjusted to reflect the combination with Insseco, accordingly.

Under the pooling-of-interests method, the equity accounts of the combining entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction (i.e., distribution to parent company). As opposed to the purchase method of accounting, no intangible assets are recognized in the transaction, other than those existed in the combining entities and no goodwill is recognized as a result of the combination.

The application of the pooling-of-interests method with respect to the acquisition of Insseco increased the total assets, liabilities and equity as of December 31, 2014 by $4,387, $2,290, and $2,097, respectively. Revenues, pretax income and net income of Insseco for the twelve-month period ended December 31, 2015, which are included in the consolidated statements of profit or loss amounted to $10,516, $1,324 and $1,165, respectively (see additional information in Note 4(ii)(a)).

Derivative financial instruments designated as hedges
27)	Derivative financial instruments designated as hedges:

A material portion of the Group’s revenues, expenses and earnings is exposed to changes in foreign exchange rates. Depending on market conditions, foreign exchange risk is also managed through the use of derivative financial instruments. These financial instruments serve to protect net income against the impact of the translation into dollars of certain foreign exchange-denominated transactions. Therefore, The Group enters into contracts for derivative financial instruments such as forward currency contracts to hedge risks associated with foreign exchange rate and interest rate fluctuations.

The derivative instruments primarily hedge or offset exposures to Euro, Japanese Yen and New Israeli Shekel (“NIS”) exchange rate fluctuations.

Any gains or losses arising from changes in the fair values of derivatives that do not qualify for hedge accounting are recorded immediately in profit or loss.

Hedges qualify for hedge accounting, among others, when at inception of the hedging relationship there is a formal designation and documentation of the hedging relationship and of the Group’s risk management objective and strategy for undertaking the hedge. Hedges are assessed on an ongoing basis to determine whether they are highly effective during the reporting period for which the hedge is designated. Hedges are accounted for as follows:

i.	Fair value hedges:

The change in the fair value of the derivative (the hedging item) and the hedged item is recognized in profit or loss. For fair value hedges relating to hedged items carried at amortized cost, the adjustment to carrying value is amortized to profit or loss over the remaining term to maturity. Any adjustment of the hedged financial instrument for which the effective interest rate method is used, is recognized in profit or loss. If the hedged item is derecognized, the unamortized changes to fair value are recognized immediately in profit or loss.

ii.	Cash flow hedges:

The effective portion of the change in the fair value of the hedging instrument is recognized in other comprehensive income (loss) while any ineffective portion is recognized immediately in profit or loss.

Amounts recognized as other comprehensive income (loss) are reclassified to profit or loss when the hedged transaction affects profit or loss, such as when the hedged income or expense is recognized or when a forecasted transaction occurs. Where the hedged item is a non-financial asset or liability, their cost also includes the gain (loss) from the hedging instrument.

If the forecast transaction or firm commitment is no longer expected to occur, amounts previously recognized in other comprehensive income (loss) are reclassified to profit or loss. If the hedging instrument expires or is sold, terminated or exercised, or if its designation as a hedge is revoked, amounts previously recognized in other comprehensive income (loss) remain in other comprehensive income (loss) until the forecast transaction or firm commitment occurs.

Hedge accounting is not applied to financial derivatives used as an economic hedge of financial assets and liabilities. At December 31, 2016 and 2017, the Group did not have any cash flow hedges.

Employee benefit liabilities
28)	Employee benefit liabilities:

The Group has several employee benefit plans:

i.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Group has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

ii.	Post-employment benefits:

The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

Formula’s and its Israeli investees’ has defined with respect to their Israeli employee contribution plans pursuant to section 14 of Israel’s Severance Pay Law, 1963 (the “Severance Pay Law”) under which the Group pays fixed contributions and will have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods. Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee’s services.

Formula’s and its Israeli investees’ also operates a defined benefit plan in respect of severance pay to their Israeli employees pursuant to the Severance Pay Law. According to the Law, employees are entitled to severance pay upon dismissal or retirement. The liability for termination of employment is measured using the projected unit credit method. The actuarial assumptions include rates of employee turnover and future salary increases based on the estimated timing of payment. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on high quality corporate bonds that are linked to Israel’s Consumer Price Index with a term that is consistent with the estimated term of the severance pay obligation.

In respect of its severance pay obligation to certain of its employees, the Group makes current deposits in pension funds and insurance companies (“the plan assets”). Plan assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan assets are not available to the Group’s own creditors and cannot be returned directly to the Group.

The liability for employee benefits shown in the statement of financial position reflects the present value of the defined benefit obligation less the fair value of the plan assets. Remeasurements of the net liability are recognized in other comprehensive income in the period in which they occur.

Total expenses in respect of employee benefit liabilities for the years 2015, 2016 and 2017 were $13,555 and $14,470 and $16,634, respectively.

Earnings per share
29)	Earnings per share:

Earnings per share are calculated by dividing the net income attributable to equity holders of the Company by the weighted number of Ordinary shares outstanding during the period. Potential Ordinary shares are included in the computation of diluted earnings per share when their conversion decreases earnings per share from continuing operations. Potential Ordinary shares that are converted during the period are included in diluted earnings per share only until the conversion date and from that date in basic earnings per share. The Company’s share of earnings of investees is included based on its share of earnings per share of the investees multiplied by the number of shares held by the Company.

Concentration of credit risk
30)	Concentration of credit risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, restricted cash, trade receivables, marketable securities and foreign currency derivative contracts.

The majority of the Group’s cash and cash equivalents, bank deposits and marketable securities are invested with major banks in Israel, the United States and Europe. Such cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that these financial instruments are held in financial institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Group’s marketable securities include investments in commercial and government bonds and foreign banks. The Group’s marketable securities are considered to be highly liquid and have a high credit standing. In addition, managements of the Group’s investees limit the amount that may be invested in any one type of investment or issuer, thereby reducing credit risk concentrations and consider their portfolios in foreign banks to be well-diversified (also refer to Note 5).

The Group’s trade receivables are generally derived from sales to large organizations located mainly in Israel, North America, Europe and Asia Pacific. The Group performs ongoing credit evaluations of its customers and to date has not experienced any material losses. In certain circumstances, Formula and its investees may require letters of credit, other collateral or additional guarantees. From time to time, the Group sells certain of its accounts receivable to financial institutions, within the normal course of business.

The Group maintains an allowance for doubtful accounts receivable based upon management’s experience and estimate of collectability of each outstanding invoice. The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection. The bad debt expenses, net for the years ended December 31, 2015, 2016 and 2017 was $747, $652 and $1,373, respectively. The risk of collection associated with accounts receivable is mitigated by the diversity and number of customers.

From time to time, the Group transfers financial assets by factoring of accounts receivable and credit card vouchers to a financial institution IAS-39 establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. Certain underlying conditions must be met for the transfer of financial assets to qualify for accounting as a sale. All sales of receivable were closed during the years and as so there are no outstanding sales of receivables as of December 31, 2015, 2016 and 2017.

The agreements pursuant to which the Company sells certain of its trade receivables are structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company’s other assets, and presumptively puts the receivable beyond the legal reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or the receivable; and (iv) eliminates the Company’s effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

From time to time, the Group enters into foreign exchange forward and option contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows. These derivative instruments are designed to offset a portion of the Company’s non-dollar currency exposure (see Note 2 (27) above).